FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Roll Forward (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3,523	$ 110	$ 2,490	$ 109
Acquisitions from business combination		492		492
Fair value changes in net income	(298)	(9)	(308)	(8)
Fair value changes in other comprehensive income		(1)	77	(1)
Purchases	945	400	2,240	400
Sales	(33)	(9)	(353)	(9)
Settlements or maturities	(29)	(3)	(38)	(3)
Transfers into Level 3	30		30
Transfers out of Level 3	(21)	(20)	(21)	(20)
Ending balance	$ 4,117	$ 960	$ 4,117	$ 960
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net income	Net income	Net income	Net income
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other comprehensive loss	Other comprehensive loss	Other comprehensive loss	Other comprehensive loss
Investment Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3,385	$ 110	$ 2,362	$ 109
Acquisitions from business combination		376		376
Fair value changes in net income	(292)	0	(291)	1
Fair value changes in other comprehensive income		(1)	77	(1)
Purchases	911	380	2,167
Sales	(31)	(3)	(342)	(3)
Settlements or maturities	0	0	0	0
Transfers into Level 3	30		30
Transfers out of Level 3	(21)	(20)	(21)	(20)
Ending balance	3,982	842	3,982	842
Derivative Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	11	0	1	0
Acquisitions from business combination		3		3
Fair value changes in net income	(5)	(9)	(16)	(9)
Fair value changes in other comprehensive income		0	0	0
Purchases	31	9	61
Sales	0	0	0	0
Settlements or maturities	(29)	(3)	(38)	(3)
Transfers into Level 3	0		0
Transfers out of Level 3	0	0	0	0
Ending balance	8	0	8	0
Separately Managed Accounts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	127	0	127	0
Acquisitions from business combination		113		113
Fair value changes in net income	(1)	0	(1)	0
Fair value changes in other comprehensive income		0	0	0
Purchases	3	11	12
Sales	(2)	(6)	(11)	(6)
Settlements or maturities	0	0	0	0
Transfers into Level 3	0		0
Transfers out of Level 3	0	0	0	0
Ending balance	$ 127	$ 118	$ 127	$ 118